Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wisconsin Capital Funds, Inc.
Entity Central Index Key	0001395397
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Investor Class
Trading Symbol	PLBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.44%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Investor Class finished March 31st, 2025, -0.03% year-over-year, trailing our blended benchmark of 6.89%. We underperformed our benchmark as growth orientated stocks fell briefly out of fashion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-0.03	9.71	7.71
S&P 500 Total Return Index	8.25	18.59	12.50
MSCI EAFE Price (USD)	2.19	9.01	2.64
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	11.44	7.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 59,320,129
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%

Updated Prospectus Web Address	plumbfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Institutional Class
Trading Symbol	PLIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Institutional Class finished March 31st, 2025, up 0.24% year-over-year, trailing our blended benchmark of 6.89%. We  underperformed our benchmark as growth orientated stocks fell briefly out of fashion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2020)
Institutional Class (without sales charge)	0.24	5.56
S&P 500 Total Return Index	8.25	13.84
MSCI EAFE Price (USD)	2.19	5.89
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	8.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 59,320,129
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%

Updated Prospectus Web Address	plumbfunds.com/literature
Class A
Shareholder Report [Line Items]
Fund Name	Plumb Balanced Fund
Class Name	Class A
Trading Symbol	PLABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Balanced Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.44%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Balanced Fund – Class A finished March 31st, 2025, -5.7% (including  sales charge) and -.04% (excluding sales charge) year-over-year, trailing our blended benchmark of 6.89%. We underperformed our benchmark as growth orientated stocks fell briefly out of fashion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2021)
Class A (without sales charge)	-0.04	2.17
Class A (with sales charge)	-5.78	0.72
S&P 500 Total Return Index	8.25	10.75
MSCI EAFE Price (USD)	2.19	2.10
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	6.89	6.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 59,320,129
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$59,320,129
Number of Holdings	57
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
Visa, Inc.	4.1%
NVIDIA Corp.	4.1%
Mastercard, Inc.	3.6%
MercadoLibre, Inc.	3.6%
VSE Corp.	3.2%
American Express Co.	3.2%
Eli Lilly & Co.	3.1%
Alphabet, Inc. -	3.0%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%

Top Sectors	(%)
Financials	38.0%
Information Technology	17.2%
Industrials	10.6%
Consumer Discretionary	9.4%
Health Care	10.8%
Energy	9.4%
Communication Services	3.0%
Cash & Other	1.6%

Updated Prospectus Web Address	plumbfunds.com/literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Investor Class
Trading Symbol	PLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.50%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE? The Plumb Equity Fund – Investor Class finished March 31st, 2025, -6.65% trailing its blended benchmark of 7.70%.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-6.65	12.17	10.32
S&P 500 Total Return Index	8.25	18.59	12.50
MSCI EAFE Price (USD)	2.19	9.01	2.64
90% S&P500/10% MSCI EAFE Price	7.70	17.65	11.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 24,642,609
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%

Updated Prospectus Web Address	plumbfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Institutional Class
Trading Symbol	PLIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.25%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Equity Fund – Institutional Class finished March 31st, 2025, -6.44% year-over-year trailing its blended benchmark of 7.70%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2020)
Institutional Class (without sales charge)	-6.44	6.08
S&P 500 Total Return Index	8.25	13.84
MSCI EAFE Price (USD)	2.19	5.89
90% S&P500/10% MSCI EAFE Price	7.70	13.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 24,642,609
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%

Updated Prospectus Web Address	plumbfunds.com/literature
Class A
Shareholder Report [Line Items]
Fund Name	Plumb Equity Fund
Class Name	Class A
Trading Symbol	PLAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Plumb Equity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at plumbfunds.com/literature. You can also request this information by contacting us at 1-866-987-7888.
Additional Information Phone Number	1-866-987-7888
Additional Information Website	plumbfunds.com/literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.50%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Plumb Equity Fund – Class A finished March 31st, 2025, -11.98% (including sales charge) and -6.62% (excluding sales charge) trailing its blended benchmark of 7.70%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2021)
Class A (without sales charge)	-6.62	0.75
Class A (with sales charge)	-11.98	-0.68
S&P 500 Total Return Index	8.25	10.75
MSCI EAFE Price (USD)	2.19	2.10
90% S&P500/10% MSCI EAFE Price	7.70	9.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit plumbfunds.com/literature for more recent performance information. Visit plumbfunds.com/literature for more recent performance information.
Net Assets	$ 24,642,609
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$24,642,609
Number of Holdings	27
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
NVIDIA Corp.	8.8%
Visa, Inc.	5.7%
Intuitive Surgical, Inc.	5.2%
Mastercard, Inc.	4.9%
VSE Corp.	4.9%
Alphabet, Inc.	4.7%
MercadoLibre, Inc.	4.4%
Apple, Inc.	4.3%
Autodesk, Inc.	4.2%

Top Sectors	(%)
Information Technology	30.1%
Financials	23.1%
Health Care	14.3%
Industrials	8.9%
Consumer Discretionary	7.7%
Communication Services	4.7%
Energy	2.3%
Cash & Other	8.9%

Updated Prospectus Web Address	plumbfunds.com/literature